Revenue and Segment Reporting (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	¥ 728,996	¥ 897,035	¥ 1,447,899
General adult English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	96,605	240,103	690,534
Overseas training services [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	151,110	130,567	203,677
Online English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	290,352	289,715	260,263
Junior English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	97,984	130,348	167,924
Sales of goods [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	80,190	93,397	93,454
Others English language-related services [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers Total	¥ 12,755	¥ 12,905	¥ 32,047